Schedule of condensed balance sheets (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	Jun. 14, 2023	Jan. 09, 2023
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.000001	$ 0.000001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000
Ordinary shares, shares issued		73,580,500	71,099,300
Ordinary shares, shares outstanding		73,580,500
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	480,000,000,000	480,000,000,000
Ordinary shares, shares issued	70,386,100
Ordinary shares, shares outstanding	70,386,100
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	20,000,000,000	20,000,000,000
Ordinary shares, shares issued	34,595,100
Ordinary shares, shares outstanding	34,595,100
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000
Ordinary shares, shares issued		73,580,500
Ordinary shares, shares outstanding		73,580,500
Parent [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	480,000,000,000	480,000,000,000
Ordinary shares, shares issued	70,386,100
Ordinary shares, shares outstanding	70,386,100
Parent [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	20,000,000,000	20,000,000,000
Ordinary shares, shares issued	34,595,100
Ordinary shares, shares outstanding	34,595,100